Financial Instruments - Long-Term Debt (Detail) (USD $)																																																										1 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2013 Senior Unsecured Debt At 6.20 March 2019 [Member]	Dec. 31, 2013 Senior Unsecured Debt At 5.35 March 2015 [Member]	Dec. 31, 2013 Senior Unsecured Debt At 4.75 Euro June 2016 [Member]		Dec. 31, 2012 Senior Unsecured Debt At 4.75 Euro June 2016 [Member]		Dec. 31, 2013 Senior Unsecured Debt At 5.75 Euro June 2021 [Member]		Dec. 31, 2012 Senior Unsecured Debt At 5.75 Euro June 2021 [Member]		Dec. 31, 2013 Senior Unsecured Debt At 7.20 March 2039 [Member]		Dec. 31, 2012 Senior Unsecured Debt At 7.20 March 2039 [Member]		Dec. 31, 2013 Senior Unsecured Debt At 6.50 U.K. Pound June 2038 [Member]		Dec. 31, 2012 Senior Unsecured Debt At 6.50 U.K. Pound June 2038 [Member]		Dec. 31, 2013 Senior Unsecured Debt At 5.95 April 2037 [Member]	Dec. 31, 2012 Senior Unsecured Debt At 5.95 April 2037 [Member]	Dec. 31, 2013 Senior Unsecured Debt At 4.55 Euro May 2017 [Member]	Dec. 31, 2012 Senior Unsecured Debt At 4.55 Euro May 2017 [Member]	Dec. 31, 2013 Senior Unsecured Debt At 5.50 February 2016 [Member]	Dec. 31, 2012 Senior Unsecured Debt At 5.50 February 2016 [Member]	Dec. 31, 2013 Senior Unsecured Debt At 5.50 February 2014 [Member]		Dec. 31, 2012 Senior Unsecured Debt At 5.50 February 2014 [Member]		Dec. 31, 2013 Senior Unsecured Debt At 4.75 Euro December 2014 [Member]		Dec. 31, 2012 Senior Unsecured Debt At 4.75 Euro December 2014 [Member]		Dec. 31, 2013 Notes And Other Debt At 6.51 2021-2036 [Member]		Dec. 31, 2012 Notes And Other Debt At 6.51 2021-2036 [Member]		Dec. 31, 2013 Notes And Other Debt At 5.28 2012-2018 [Member]		Dec. 31, 2012 Notes And Other Debt At 5.28 2012-2018 [Member]		Dec. 31, 2013 Foreign currency notes and other foreign currency debt with a weighted average interest rate 2.48 2014-2016 [Member]		Dec. 31, 2012 Foreign currency notes and other foreign currency debt with a weighted average interest rate 2.48 2014-2016 [Member]		Jun. 03, 2013 Junethirdtwothousandthirteenissuance [Member]	Dec. 31, 2013 Senior Unsecured Debt At 5.35 March 2015 [Member]		Dec. 31, 2012 Senior Unsecured Debt At 5.35 March 2015 [Member]		Dec. 31, 2013 Senior Unsecured Debt At 6.20 March 2019 [Member]		Dec. 31, 2012 Senior Unsecured Debt At 6.20 March 2019 [Member]		Dec. 31, 2013 Senior Notes [Member] Senior Unsecured Debt At 5.50 February 2014 [Member]	Jun. 03, 2013 Senior Unsecured Debt At 3.625 Euro June 2013 [Member]	Dec. 31, 2012 Senior Unsecured Debt At 3.625 Euro June 2013 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																																																	$ 4,000,000,000
Debt instrument, interest rate, stated percentage																																																										5.50%	3.625%
Long-term debt																																																												2,400,000,000
Early Repayment of Senior Debt																																																										1,800,000,000
Long-term debt	30,462,000,000	[1],[2],[3]	31,036,000,000	[1],[2],[3]			2,752,000,000	[4]	2,638,000,000	[4]	2,748,000,000	[4]	2,634,000,000	[4]	2,603,000,000	[5]	2,903,000,000	[5]	2,459,000,000	[4]	2,407,000,000	[4]	2,085,000,000	2,086,000,000	1,390,000,000	1,384,000,000	1,033,000,000	1,048,000,000	0	[6]	1,832,000,000	[6]	0	[7]	1,284,000,000	[7]	4,810,000,000	[8]	3,403,000,000	[8]	3,683,000,000	[9]	2,254,000,000	[9]	628,000,000	[10]	771,000,000	[10]		3,037,000,000	[5]	3,065,000,000	[5]	3,234,000,000	[5]	3,327,000,000	[5]
Current portion not included above	$ 2,060,000,000		$ 2,449,000,000
Debt instrument rate					6.20%	5.35%	4.75%				5.75%				7.20%				6.50%				5.95%		4.55%		5.50%		5.50%				4.75%				5.47%				4.70%				3.02%

[1]	Some carrying amounts may include adjustments for discount or premium amortization or for the effect of hedging the interest rate fair value risk associated with certain financial liabilities by interest rate swaps.
[2]	Includes foreign currency debt with fair values of $651 million as of December 31, 2013 and $809 million as of December 31, 2012, which are used as hedging instruments.
[3]	The fair value of our long-term debt (not including the current portion of long-term debt) is $35.1 billion as of December 31, 2013 and $37.5 billion as of December 31, 2012. The fair value measurements for our long-term debt are based on Level 2 inputs, using a market approach. Generally, the difference between the fair value of our long-term debt and the amount reported on the consolidated balance sheet is due to a decline in relative market interest rates since the debt issuance.
[4]	Instrument is callable by us at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at a comparable government bond rate plus 0.20% plus, in each case, accrued and unpaid interest.
[5]	Instrument is callable by us at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.50% plus, in each case, accrued and unpaid interest.
[6]	At December 31, 2013, the note was called.
[7]	At December 31, 2013, the note has been reclassified to Current portion of long-term debt.
[8]	Contains debt issuances with a weighted-average maturity of approximately 24 years.
[9]	Contains debt issuances with a weighted-average maturity of approximately 4 years.
[10]	Contains debt issuances with a weighted-average maturity of approximately 2 years.